The Company You Keep®	New York Life Insurance Company
44 South Broadway
White Plains, NY 10601
Bus: (212) 576-4498
E-Mail: Erica_E_Carrig@newyorklife.com
www.newyorklife.com

Erica E. Carrig

Associate General Counsel

VIA EDGAR

May 5, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account – III
File Nos. 333-156018 and 811-08904

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectuses and the Statements of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 10, 2020 as part of the Registrant's most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 10, 2020.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-4498.

Very truly yours,

/s/ Erica E. Carrig

Erica E. Carrig

Associate General Counsel

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